Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Par Pacific Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36550
Entity Tax Identification Number	84-1060803
Entity Address, Address Line One	825 Town & Country Lane, Suite 1500
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	899-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	PARR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000821483
Amendment Flag	false